Taxation - Schedule of Unrecognized Tax Losses and Tax Credits Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gross Amount
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	$ 7,815	$ 13,681
Tax credits expiring	238	468
Gross Amount | Within 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	1,537	4,741
Tax credits expiring	44	43
Gross Amount | More than 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	3,285	6,635
Tax credits expiring	194	425
Gross Amount | Available indefinitely
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	2,993	2,305
Tax credits expiring	0	0
Tax Effected
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	2,621	3,849
Tax credits expiring	238	468
Tax Effected | Within 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	416	1,284
Tax credits expiring	44	43
Tax Effected | More than 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	729	1,455
Tax credits expiring	194	425
Tax Effected | Available indefinitely
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	1,476	1,110
Tax credits expiring	$ 0	$ 0